Business Combinations and Dispositions (Tables)	9 Months Ended
Sep. 30, 2017
Supplemental Unaudited Pro Forma Information
The pro forma results presented below show the impact of acquisition-related costs as well as the increase in interest expense related to acquisition-related debt.

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands, except per share data)	2017	2016	2017	2016
Revenue	$160,376	$167,920	$489,616	$520,453
Net loss	(42,817)	(34,610)	(84,311)	(72,864)
Net loss per share – basic and diluted	(0.36)	(1.22)	(1.40)	(2.57)

Bulletin Intelligence [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the purchase price paid by the Company to the fair value of the assets and liabilities of Bulletin Intelligence acquired on March 27, 2017. The identifiable intangible assets include the trade name, customer relationships and purchased technology and are being amortized over four to ten years on an accelerated basis. The Company completed the purchase price allocation during the three months ended September 30, 2017.

(in thousands)
Cash and cash equivalents	$11,457
Accounts receivable, net	5,232
Prepaid and other current assets	216
Property, equipment and software, net	704
Trade name	1,070
Customer relationships	28,870
Purchased technology	9,510
Goodwill	19,520
Total assets acquired	76,579
Accounts payable and accrued liabilities	(3,481)
Deferred revenue	(1,271)
Total liabilities assumed	(4,752)
Net assets acquired	$71,827

Argus [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the preliminary allocation of the purchase price based on currently available information by the Company to the fair value of the assets and liabilities of Argus acquired on June 22, 2017. The amounts related to intangible assets shown below are preliminary and subject to adjustment as additional information is obtained about the facts and circumstances that existed at the date of acquisition. The identifiable intangible assets include the trade name, customer relationships and purchased technology and are being amortized over four to eight years on an accelerated basis. The Company expects to complete the purchase price allocation during the three months ended December 31, 2017.

(in thousands)
Cash and cash equivalents	$897
Accounts receivable, net	12,543
Prepaid and other assets	2,346
Property, equipment and software, net	5,543
Trade name	79
Customer relationships	1,989
Purchased technology	796
Goodwill	5,092
Total assets acquired	29,285
Accounts payable, accrued liabilities, and other liabilities	(16,610)
Deferred revenue	(4,627)
Total liabilities assumed	(21,237)
Net assets acquired	$8,048

PR Newswire [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the purchase price paid by the Company to the fair value of the assets and liabilities acquired of PR Newswire on June 16, 2016:

(in thousands)
Cash and cash equivalents	$9,071
Accounts receivable, net	42,869
Prepaid and other current assets	18,430
Property, equipment and software, net	18,917
Investment in unconsolidated affiliate	5,376
Brand	349,120
Customer relationships	48,820
Purchased technology	25,940
Goodwill	537,218
Total assets acquired	1,055,761
Accounts payable and accrued liabilities	(41,961)
Deferred revenue	(37,310)
Deferred taxes	(133,725)
Total liabilities assumed	(212,996)
Net assets acquired	$842,765